Business Combinations	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Business Combinations	NOTE 25 BUSINESS COMBINATIONS The Company’s business combinations include various digital agriculture, proprietary products and agricultural services. Individually Immaterial Acquisitions Acquisition date Various Purchase price, net of cash and cash equivalents acquired $ 88 (2020 – $ 233 ) Goodwill and expected benefits of the acquisition $ 77 (2020 – $ 133 ) The expected benefits of the acquisitions resulting in goodwill include: synergies from expected reduction in operating costs wider distribution channel for selling products of acquired businesses a larger assembled workforce potential increase in customer base enhanced ability to innovate Description 2021 – 36 Retail locations (2020 – 43 including Tec Agro Group, a leading agriculture retailer in Brazil) We allocated the following values to the acquired assets and assumed liabilities based upon fair values at their respective acquisition date. The information below represents preliminary fair values. For certain acquisitions, we finalized the purchase price with no material change to the fair values disclosed in prior periods. Refer to Note 30 for details of our valuation technique and judgments applied. 2021 2020 Receivables 43 68 Inventories 24 63 Prepaid expenses and other current assets ‐ 4 Property, plant and equipment 10 73 Goodwill 77 133 Other intangible assets 16 47 Other non-current assets 4 2 Total assets 174 390 Short-term debt 11 36 Payables and accrued charges 50 108 Long-term debt, including current portion 7 ‐ Lease liabilities, including current portion 1 2 Other non-current liabilities 17 11 Total liabilities 86 157 Total consideration, net of cash and cash equivalents acquired 88 233 Financial Information Related to the Acquired Operations 2021 Proforma (estimated as if acquisitions occurred at the beginning of the year) Sales 160 Earnings before finance costs and income taxes 10 From date of acquisition 2021 Actuals 2020 Actuals Sales 80 190 Earnings before finance costs and income taxes 7 12